Schedule of financial investments in securities of related parties, in the investment fund (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Remuneration	R$ 28	R$ 27	R$ 25
Profit sharing	4	9	6
Pension plans	2	1	1
Total	R$ 34	R$ 37	R$ 32